FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK (Tables)	12 Months Ended
Dec. 31, 2025
Old Glory Holding Co [Member]
SCHEDULE OF COMMITMENTS TO EXTEND CREDIT

As of December 31, 2025 and 2024, the Company had commitments to extend credit of the following:

	December 31,
	2025	2024

Home equity unused lines of credit	$568	$-
Construction loan commitments	5	-
Commercial lines of credit	100	-

Total	$673	$-